UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05133

High Income Securities Fund
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Andrew Dakos
Bulldog Investors, LLC
Park 80 West
250 Pehle Avenue, Suite 708
Saddle Brook, NJ 07663
(Name and address of agent for service)

Copy to:
Thomas R. Westle, Esq.
Blank Rome LLP
1271 Avenue of the Americas
New York, NY 10020

Registrant's telephone number, including area code: 1-888-898-4107

Date of fiscal year end: August 31, 2020

Date of reporting period: July 1, 2019– June 30, 2020

Item 1. Proxy Voting Record.

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 2019 - June 2020

Company Name	Meeting Date	CUSIP	Ticker
Black Ridge Acquistion Corp.	7/9/2019	09216T107	BRAC
	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For	1. Extension of Corporate Life: Amend the Company's amended and restated certificate of incorporation to extend the date that the Company has to consummate a business combination to August 10, 2019.	Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 2019 - June 2020

Company Name	Meeting Date	CUSIP	Ticker
Gordon Pointe Acq.	7/26/2019	382788107	GPAQ
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. Extension Amendment: Proposal to amend the Company's Amended and Restated Certificate of Incorporation to extend the date by which the Company must consummate a business combination from July 30, 2019 to October 31, 2019, plus an option for the Company to further extend such date up to three times, each by an additional 30 days
Issuer
For	For
2. Trust Amendment: Proposal to amend the Investment Management Trust Agreement, dated as of January 24, 2018, between the Company and Continental Stock Transfer & Trust Company ("Continental"), to extend the date on which Continental must liquidate the Trust Account established in connection with the Company's initial public offering if the Company has not completed a business combination from July 30, 2019 to October 31, 2019, plus an option for the Company to further extend such date up to three times, each by an additional 30 days.
Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 2019 - June 2020

Company Name	Meeting Date	CUSIP	Ticker
Apollo Investment Corp.	8/6/2019	03761U502	AINV
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1. DIRECTOR	Issuer
Elliot Stein, Jr.
Bradley J. Wechsler
James C. Zelter
Mirror vote	For	2. To ratify the selection of PricewaterhouseCoopers LLP as Apollo Investment Corporation's (the "Company") independent registered public accounting firm for the fiscal year ending March 31, 2020.	Issuer

Mirror Vote	N/A	2. For the Board to consider declassifying the Board so that all directors are elected on an annual basis starting at the next annual meeting of shareholders.	Shareholder

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 2019 - June 2020

Company Name	Meeting Date	CUSIP	Ticker
Invesco Dynamic Credit Opp Fund	8/9/2019	46132R104	VTA
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1. DIRECTOR	Issuer
Cynthia Hostetler
Eli Jones
Ann Barnett Stern
Raymond Stickel, Jr.

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 2019 - June 2020

Company Name	Meeting Date	CUSIP	Ticker
Invesco High Income Trust II	8/9/2019	46131F101	VLT
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1. DIRECTOR	Issuer
Cynthia Hostetler
Eli Jones
Prema Mathai-Davis
Ann Barnett Stern
Raymond Stickel, Jr.

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 2019 - June 2020

Company Name	Meeting Date	CUSIP	Ticker
Invesco Senior Income Trust	8/9/2019	46131H107	VVR
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1. DIRECTOR	Issuer
Cynthia Hostetler
Eli Jones
Ann Barnett Stern
Raymond Stickel, Jr.

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 2019 - June 2020

Company Name	Meeting Date	CUSIP	Ticker
First Tr SR Float Rate 2020 TGT	9/9/2019	33740K101	FIV
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1. Election of Class II Trustee: Niel B. Nielson	Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 2019 - June 2020

Company Name	Meeting Date	CUSIP	Ticker
First Trust Senior FL Rate II	9/9/2019	33733U108	FCT
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1.1 Election of Class III Trustee: James A. Bowen	Issuer
1.2 Election of Class III Trustee: Robert F. Keith

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 2019 - June 2020

Company Name	Meeting Date	CUSIP	Ticker
Eaton Vance Senior Income Trust	10/17/2019	27826S103	EVF
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1. DIRECTOR	Issuer
George J. Gorman
Marcus L. Smith

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 2019 - June 2020

Company Name	Meeting Date	CUSIP	Ticker
Western Asset GBL high Income	10/25/2019	95766B109	EHI
Vote	Shareholder Recommended Vote	Proposal	Propose by issuer or shareholder
For	For	1. DIRECTOR	Shareholder
David Basile
Frederic Gabriel
For	For	2. For the board to consider declassifying the board so that all directors are elected on an annual basis starting at the next annual meeting of stockholders.	Shareholder

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 2019 - June 2020

Company Name	Meeting Date	CUSIP	Ticker
Sentinel Energy Services	11/6/2019	81728P105	SNTL
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. To amend the Company's certificate of incorporation ("charter") to extend the date by which Company has to consummate a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination, involving the Company and one or more businesses, which we refer to as a "business combination" from November 7, 2019 to May 31, 2020 (or August 31, 2020 if we have executed a definitive agreement or binding term sheet for an initial business combination by May 31, 2020) (the "Extension Amendment Proposal").
Issuer
For	For
2. To approve the adjournment of the special meeting to a later date or dates, if necessary or appropriate, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the Extension Amendment Proposal (the "Adjournment Proposal").
Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 2019 - June 2020

Company Name	Meeting Date	CUSIP	Ticker
OHA Investment Corp.	12/12/2019	67091U102	OHAI
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For
1. To approve the merger of Storm Acquisition Sub Inc., a wholly owned subsidiary of Portman Ridge Finance Corporation ("PTMN"), with and into OHA Investment Corporation ("OHAI") (the "Merger Proposal"), after which OHAI will merge immediately with and into PTMN.
Issuer
Mirror vote	For

 2. To approve the adjournment of the Special Meeting, if necessary or appropriate, to solicit additional proxies, in the event that there are not sufficient votes at the time of the Special Meeting to approve the Merger Proposal.
Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 2019 - June 2020

Company Name	Meeting Date	CUSIP	Ticker
Leisure Acquistion	11/26/2019	52539T107	LACQ
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. Extension Amendment: Proposal to amend the Company's Second Amended and Restated Certificate of Incorporation to extend the date by which the Company must consummate a business combination from December 5, 2019 to April 5, 2020.
Issuer
For	For
2. Trust Amendment: Proposal to amend the Company's investment management trust agreement, dated December 1, 2017, by and between the Company and Continental Stock Transfer & Trust Company to extend the date on which to commence liquidating the trust account established in connection with the Company's initial public offering in the event the Company has not consummated a business combination by April 5, 2020.
Issuer
For	For	3. DIRECTOR	Issuer
Steven M. Rittvo
David L. Weinstein
For	For	4. Auditor Proposal: Proposal to ratify the selection by our Audit Committee of Marcum LLP to serve as our independent registered public accounting firm for the year ending December 31, 2019.	Issuer
For	For
5. Adjournment Proposal: Proposal to adjourn the Special Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the Special Meeting, there are not sufficient votes to approve any of the foregoing proposals.
Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 2019 - June 2020

Company Name	Meeting Date	CUSIP	Ticker
Albertson Acquisition	12/31/2019	G35006108	ALAC
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For	1. DIRECTOR	Issuer

Bin (Ben) Wang
Guan Wang
Harry Edelson
John W. Allen
Howard Jiang
For	For
2. To ratify the appointment of Friedman LLP ("Friedman") as the Company's independent registered public accounting firm to audit the Company's financial statements for the fiscal year ended December 31, 2018 and the fiscal year then ending December 31, 2019.
Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 2019 - June 2020

Company Name	Meeting Date	CUSIP	Ticker
Eaton Vance LTD Duration Income FD	1/16/2020	27828H105	EVV
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1. DIRECTOR	Issuer
Thomas E. Faust Jr.
Mark R. Fetting
Keith Quinton
Mirror vote	For	2. A non-binding shareholder proposal that the Board take the necessary steps to declassify the Board of Trustees of the Fund so that all Trustees are elected on an annual basis.	Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 2019 - June 2020

Company Name	Meeting Date	CUSIP	Ticker
`Alcentra Capital	1/29/2020	01374T102	ABDC
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote via legal proxy	For
1. To approve the merger of a wholly-owned subsidiary of Crescent Capital BDC, Inc. with and into the Company, as contemplated by the Agreement and Plan of Merger, dated August 12, 2019, as amended, by and among Crescent Capital BDC, Inc., Atlantis Acquisition Sub, Inc., the Company and Crescent Cap Advisors, LLC ("Proposal 1").
Issuer
Mirror vote via legal proxy	For
2. To approve the adjournment of the Special Meeting to another time and place to permit further solicitation of proxies, if necessary or appropriate, to obtain additional proxies if there are not sufficient votes to approve Proposal 1.
Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 2019 - June 2020

Company Name	Meeting Date	CUSIP	Ticker
Gordon Pointe Acq.	1/24/2020	382788107	GPAQ
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. Extension Amendment: Proposal to amend the Company's Amended and Restated Certificate of Incorporation, as previously amended, to extend the date by which the Company must consummate a business combination from January 29, 2020 to February 29, 2020, plus an option for the Company to further extend such date for an additional 30 days.
Issuer
For	For
2. Trust Amendment: Proposal to amend the Investment Management Trust Agreement, dated as of January 24, 2018, between the Company and Continental Stock Transfer & Trust Company ("Continental"), to extend the date on which Continental must liquidate the Trust Account established in connection with the Company's initial public offering if the Company has not completed a business combination from January 29, 2020 to February 29, 2020, plus an option for the Company to further extend such date for an additional 30 days.
Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 2019 - June 2020

Company Name	Meeting Date	CUSIP	Ticker
First Tr High Income L/S Fund	3/9/2020	33738E109	FSD
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1. DIRECTOR	Issuer
01. Robert F. Keith
Mirror vote	For	2. If properly presented at the Meeting, a shareholder proposal to terminate all investment advisory and management agreements pertaining to the Fund.	Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 2019 - June 2020

Company Name	Meeting Date	CUSIP	Ticker
PGIM Global High Yield	3/9/2020	69346J106	GHY
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1. DIRECTOR	Issuer
Kevin J. Bannon
Keith F. Hartstein
Grace C. Torres

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 2019 - June 2020

Company Name	Meeting Date	CUSIP	Ticker
Forum Merger II Corp	2/7/2020	34986F103	FMCI
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. The Extension Amendment Proposal - amend the Company's amended and restated certificate of incorporation to extend the date by which the Company has to consummate a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses from February 7, 2020 to June 10, 2020 or such earlier date as determined by the Company's board of directors in its sole discretion (the "Extension Amendment Proposal").
Issuer
For	For	2. DIRECTOR	Issuer
Neil Goldberg
Richard Katzman
Steven Berns
For	For
3. The Adjournment Proposal - approve the adjournment of the special meeting to a later date or dates, if necessary or appropriate, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the Extension Amendment Proposal (the "Adjournment Proposal").
Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 2019 - June 2020

Company Name	Meeting Date	CUSIP	Ticker
Franklin Universal Trust	3/12/2020	355145103	FT
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	DIRECTOR	Issuer
1. Harris J. Ashton
Terrence J. Checki
Mary C. Choksi
Edith E. Holiday
Gregory E. Johnson
Rupert H. Johnson, Jr.
J. Michael Luttig
Larry D. Thompson

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 2019 - June 2020

Company Name	Meeting Date	CUSIP	Ticker
Western Asset High Inc Opp Fd	3/20/2020	95766K109	HIO
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1.1 Election of Class I Director: Robert D. Agdern	Issuer
Mirror vote	For	1.2 Election of Class I Director: Carol L. Colman, CFA	Issuer
Mirror vote	For	1.3 Election of Class I Director: Daniel P. Cronin	Issuer
Mirror vote	For	2. To ratify the selection of PricewaterhouseCoopers LLP ("PwC") as independent registered public accountants of the Fund for the fiscal year ended September 30, 2020.	Issuer
Mirror vote	Against	3. A non-binding proposal put forth by Saba Capital Management, L.P. regarding a self-tender offer, if properly presented before the Meeting.	Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 2019 - June 2020

Company Name	Meeting Date	CUSIP	Ticker
Western Asset Corp Loan Fund	3/20/2020	95790J102	TLI
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For	1.1 Election of Director: Phillip Goldstein	Shareholder
For	For	1.2 Election of Director: Andrew Dakos	Shareholder
For	For	1.3 Election of Director: Rajeev Das	Shareholder
For	For	2. Ratification of PricewaterhouseCoopers LLP ("PwC") as the fund's independent registered public accountants.	Shareholder
For	For	3. The board should amend the bylaws to provide that in a contested election, a majority of the votes cast in the election of directors shall be required to elect a director.	Shareholder

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 2019 - June 2020

Company Name	Meeting Date	CUSIP	Ticker
BrandywineGlobal - Global Income OPP	3/20/2020	10537L104	BWG
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For	1.1 Election of Director: Andrew Dakos	Shareholder
For	For	1.2 Election of Director: Rajeev Das	Shareholder
For	For	2. Ratification of PricewaterhouseCoopers LLP ("PwC") as the fund's independent registered public accountants.	Shareholder
For	For	3. To conduct a self-tender offer at or close to NAV.	Shareholder
For	For	4. The Board should amend the bylaws to provide that in a contested election, a majority of the votes cast in the election of Directors shall be required to elect a Director.	Shareholder

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 2019 - June 2020

Company Name	Meeting Date	CUSIP	Ticker
THL Credit Senior Loan Fund	4/24/2020	87244R103	TSLF
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
No vote shares sold	For	2. DIRECTOR	Issuer
1. Laurie Hesslein
No vote shares sold	For	1. To approve new advisory agreement between the fund and First Eagle Alternative Credit, LLC (fomally known as THL Credit Advosors, LLC)	Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 2019 - June 2020

Company Name	Meeting Date	CUSIP	Ticker
Eaton Vance Float-Rate Inc Plus	4/16/2020	278284104	EFF
Vote	Shareholder Recommended Vote	Proposal	Propose by issuer or shareholder
For All	For	1. DIRECTOR	Shareholder
David Basile
Peter Borish
Charles Clarvit
For	For	2. For the Board to consider declassifying the Board so that all trustees are elected on an annual basis starting at the next annual meeting of shareholders.	Shareholder

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 2019 - June 2020

Company Name	Meeting Date	CUSIP	Ticker
Barings BDC, Inc	4/30/2020	06759L103	BBDC
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1A. Election of Class II Director: Michael Freno	Issuer
Mirror vote	For	1B.Election of Class II Director: John A. Switzer	Issuer
Mirror vote	For
2. To authorize the Company, with subsequent approval of its Board of Directors, to issue and sell shares of its common stock at a price below its then current net asset value per share in one or more offerings, subject to certain limitations (including, without limitation, that the number of shares does not exceed 25% of its then outstanding common stock immediately prior to each such offering).
Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 2019 - June 2020

Company Name	Meeting Date	CUSIP	Ticker
Crescent Capital BDC	5/4/2020	225655109	CCAP
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1A. Election of Class I Director for a two-year term: Kathleen S. Briscoe	Issuer
Mirror Vote	For	1B. Election of Class II Director for a three-year term: Michael S. Segal	Issuer
Mirror Vote	For	1C. Election of Class II Director for a three-year term: John S. Bowman	Issuer
Mirror Vote	For	2. To ratify the selection of Ernst & Young LLP ("E&Y") as the Corporation's independent registered public accounting firm for the fiscal year ending December 31, 2020.	Issuer
Mirror Vote	For
3. To consider and vote upon a proposal to allow the Corporation to increase leverage by approving the application to the Corporation of a minimum asset coverage ratio of 150%, pursuant to Section 61(a)(2) of the Investment Company Act of 1940, to become effective the date after the Annual Meeting, which would permit the Corporation to double the maximum amount of leverage that it is currently permitted to incur
Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 2019 - June 2020

Company Name	Meeting Date	CUSIP	Ticker
Western Asset Var Rate Strtg Fd	6/5/2020	957667108	GFY
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Against	For	1. To approve a New Management Agreement with Legg Mason Partners Fund Advisor, LLC.	Issuer
Against	For	2C. To approve a New Subadvisory Agreement with: Western Asset Management Company, LLC.	Issuer
Against	For	2D. To approve a New Subadvisory Agreement with: Western Asset Management Company Limited.	Issuer
Against	For	2F. To approve a New Subadvisory Agreement with: Western Asset Management Company Pte. Ltd.	Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 2019 - June 2020

Company Name	Meeting Date	CUSIP	Ticker
Apollo SR Floating Rate FD	5/21/2020	037636107	AFT
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
No vote shares sold	For	1. DIRECTOR	Issuer
1. Laurie Hesslein, 2. Carl J Rickertsen

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 2019 - June 2020

Company Name	Meeting Date	CUSIP	Ticker
FS KKR Capital	6/23/2020	302635107	FSK
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1. DIRECTOR	Issuer
Elizabeth J. Sandler
Michael J. Hagan
Jeffrey K. Harrow
James H. Krop
Mirror vote	For	2. To approve the proposal to allow the Company in future offerings to sell its shares below net asset value per share in order to provide flexibility for future sales.	Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 2019 - June 2020

Company Name	Meeting Date	CUSIP	Ticker
THL Credit	5/28/2020	872438106	TCRD
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For
1. To approve the Company's entry into a new investment management agreement between the Company and First Eagle Alternative Credit, LLC, formerly known as THL Credit Advisors LLC (the "Adviser"), that will replace the prior investment management agreement with the Adviser.
Issuer

Mirror Vote	For	2. To approve the adjournment of the Special Meeting, if necessary or appropriate, to solicit additional proxies.

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 2019 - June 2020

Company Name	Meeting Date	CUSIP	Ticker
Garrison Capital	6/24/2020	366554103	GARS
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Against	For	1A. Election of Director: Matthew Westwood	Issuer
Abstain	For	2. Ratification of selection of RSM US LLP to serve as our independent registered public accounting firm for fiscal year ending December 31, 2020.	Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 2019 - June 2020

Company Name	Meeting Date	CUSIP	Ticker
Forum Merger II Corp	6/8/2020	34986F103	FMCI
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. The Extension Amendment Proposal - amend the Company's amended and restated certificate of incorporation to extend the date by which the Company has to consummate a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses from June 10, 2020 to September 30, 2020 (the "Extension Amendment Proposal").
Issuer
For	For
2. The Adjournment Proposal - approve the adjournment of the special meeting to a later date or dates, if necessary or appropriate, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the Extension Amendment Proposal (the "Adjournment Proposal").
Issuer

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  High Income Securities Fund

By (Signature and Title)*    /s/ Andrew Dakos
Andrew Dakos, President

Date          8/21/2020

* Print the name and title of each signing officer under his or her signature.